Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

26. Subsequent Events

On February 19, 2013, the Board declared a quarterly dividend of $0.25 per share payable on March 20, 2013 to holders of our Class A Shares and Class B Shares at close of business on March 6, 2013.

On February 9, 2013, Daniel D. Greenwell voluntarily resigned as Chief Financial Officer, effective March 31, 2013. In connection with Mr. Greenwell’s resignation, Mr. Greenwell and the Company executed a separation agreement.